UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York           02/13/02
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        36
                                               -------------

Form 13F Information Table Value Total:       $224,201
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.       NONE


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


                                                     FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
TRANSOCEAN SEDCO
 FOREX INC         ORD          G90078109  1,017     30,058   SH         SOLE          30,058   0       0
-----------------------------------------------------------------------------------------------------------
ACKERLEY GROUP INC COMMON       004527107  2,282    130,400   SH         SOLE         130,400   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN INTL
 GROUP INC         COMMON       026874107 16,189    203,894   SH         SOLE         203,894   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS
 INC               COMMON       030411102 15,656    375,000   SH         SOLE         375,000   0        0
-----------------------------------------------------------------------------------------------------------
AVANT CORP         COMMON       053487104    512     25,000   SH         SOLE          25,000   0        0
-----------------------------------------------------------------------------------------------------------
BARD C R INC       COMMON       067383109 16,125    250,000   SH         SOLE         250,000   0        0
-----------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP COMMON       166764100  8,625     96,254   SH         SOLE          96,254   0        0
-----------------------------------------------------------------------------------------------------------
COOPER INDS INC    COMMON       216669101  3,492    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
COR THERAPEUTICS
 INC               COMMON       217753102  1,196     50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
DAL-TILE INTL INC  COMMON       23426R108  4,651    200,000   SH         SOLE         200,000   0       0
-----------------------------------------------------------------------------------------------------------
DIME BANCORP
 INC NEW           COMMON       25429Q102 19,948    552,900   SH         SOLE         552,900   0       0
-----------------------------------------------------------------------------------------------------------
FRANKLIN RES INC   COMMON       354613101    244      6,925   SH         SOLE           6,925   0       0
-----------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP  CL H NEW     370442832  3,862    250,000   SH         SOLE         250,000   0       0
-----------------------------------------------------------------------------------------------------------
HOT JOBS COM INC   COMMON       441474103  3,636    350,000   SH         SOLE         350,000   0       0


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INTERPUBLIC GROUP
 COS INC           COMMON       460690100  2,439     82,569   SH         SOLE          82,569   0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP  COMMON       46612J101    217     24,826   SH         SOLE          24,826   0       0
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COMMON       478160104 18,043    305,304   SH         SOLE         305,304   0       0
-----------------------------------------------------------------------------------------------------------
JONES APPAREL
 GROUP INC         COMMON       480074103    465     14,032   SH         SOLE          14,032   0       0
-----------------------------------------------------------------------------------------------------------
NEWPORT NEWS
 SHIPBUILDING INC  COMMON       652228107  7,125    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
NEWS CORP LTD      SP ADR PFD   652487802  2,107     79,647   SH         SOLE          79,647   0       0
-----------------------------------------------------------------------------------------------------------
NIAGRA MOHAWK
 HLDGS INC         COMMON       653520106  7,979    450,000   SH         SOLE         450,000   0       0
-----------------------------------------------------------------------------------------------------------
PETROLEUM GEO-     SPONS ADR    716597109  1,592    200,000   SH         SOLE         200,000   0       0
 SVCS A/S
-----------------------------------------------------------------------------------------------------------
PHILLIPS PETE CO   COMMON       718507106  5,877     97,524   SH         SOLE          97,524   0       0
-----------------------------------------------------------------------------------------------------------
RIGHTCHOICE
 MANAGED CARE DEL  COMMON       76657T102  1,260     18,000   SH         SOLE          18,000   0       0
-----------------------------------------------------------------------------------------------------------
SCHULER HOMES INC  CL A         808188106  4,053    204,200   SH         SOLE         204,200   0       0
-----------------------------------------------------------------------------------------------------------
SECURITY CAP
 GROUP INC         CL B         81413P204 16,491    650,000   SH         SOLE         650,000   0       0
-----------------------------------------------------------------------------------------------------------
STORAGE USA INC    COMMON       861907103  9,193    218,371   SH         SOLE         218,371   0       0
-----------------------------------------------------------------------------------------------------------
TELECORP PCS
 INC NEW           CL A         879300101 12,470  1,000,000   SH         SOLE       1,000,000   0       0
-----------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW  COMMON       902124106  6,702    113,784   SH         SOLE         113,784   0       0
-----------------------------------------------------------------------------------------------------------
US BANCORP DEL     COMMON NEW   902973304    238     11,378   SH         SOLE          11,378   0       0


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VALERO ENERGY
 CORP NEW          COMMON       91913Y100    953     25,000   SH         SOLE          25,000   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC         CL B         925524308  8,388    189,978   SH         SOLE         189,978   0       0
-----------------------------------------------------------------------------------------------------------
WESTCOAST ENERGY
 INC               COMMON       95751D102 10,522    250,000   SH         SOLE         250,000   0       0
-----------------------------------------------------------------------------------------------------------
WILLAMETTE INDS
INC                COMMON       969133107  7,818    150,000   SH         SOLE         150,000   0       0
-----------------------------------------------------------------------------------------------------------
WILLAMETTE INDS
 INC               CALL         9691339A7  2,800    350,000   SH   CALL  SOLE         350,000   0       0
-----------------------------------------------------------------------------------------------------------
WILLAMETTE INDS
INC                CALL         9691339A7     34     95,000   SH   CALL  SOLE          95,000   0       0
-----------------------------------------------------------------------------------------------------------

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